Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the VIE	The following financial statement amounts and balances of the VIE were included in the accompanying unaudited condensed unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024, and unaudited condensed consolidated statements of income and comprehensive income for the six months ended June 30, 2025 and 2024, respectively:
	As of June 30, 2025	As of December 31, 2024
Assets
Current Assets:
Cash and cash equivalents	$14,100	$34,318
Restricted cash	4,598	5,545
Notes receivable	6,797	7,309
Accounts receivable, net	120,661	126,467
Due from related parties	2,279	662
Prepayments and other current assets, net	36,360	28,912
Total Current Assets	184,795	203,213

Property and equipment, net	66,876	57,827
Intangible assets, net	11,235	11,413
Operating lease right-of-use assets, net	7,980	9,827
Long-term investments	1,921	1,900
Deposit for investment	10,617	10,573
Deferred tax assets	1,519	1,396
Other non-current assets	4,215	9,623
Total Assets	$289,158	$305,772

Liabilities
Current Liabilities
Notes payable	$12,176	$14,907
Accounts payable	63,477	91,936
Short-term bank loans	48,739	39,401
Long-term bank loans, current	412	-
Due to related parties	1,436	1,687
Salary and welfare payables	2,324	3,017
Accrued expenses and other current liabilities	8,505	7,508
Operating lease liabilities, current	3,972	4,218
Tax payables	3,595	2,994
Total Current Liabilities	144,636	165,668

Long-term bank loans	16,046	16,390
Operating lease liabilities, non-current	3,188	4,648
Deferred tax liabilities	133	49
Other non-current liabilities	2,695	2,839
Total Liabilities	166,698	189,594

Net assets	$122,460	$116,178

Schedule of Consolidated Operations
	For the Six Months Ended June 30,
	2025	2024
Total revenues	$256,540	$224,427
Cost of revenues	$(233,711)	$(204,666)
Income from operations	$7,285	$5,962
Net income	$5,570	$4,434

Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by services:

	For the Six Months Ended June 30,
	2025	2024
Revenues:
Transportation	$254,716	$217,450
Warehouse storage management service	7,053	8,274
Others	1,665	1,407
Total revenues	$263,434	$227,131

Schedule of Disaggregated Information of Revenues by Geographic Locations	Disaggregated information of revenues by geographic locations are as follows:
	For the Six Months Ended June 30,
	2025	2024
Fujian	$197,729	$160,940
Beijing	12,352	13,690
Zhejiang	7,889	8,807
Liaoning	7,020	3,959
Jiangxi	6,407	4,183
Others	32,037	35,552
Total	$263,434	$227,131